Offsetting of financial assets (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2021	Dec. 31, 2020
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	SFr 106,100	SFr 135,000
Offsetting	(95,000)	(120,600)
of which counterparty netting	(83,000)	(103,200)
of which cash collateral netting	(12,000)	(17,400)
Total net derivatives subject to enforceable master netting agreements	11,100	14,400
Total derivatives not subject to enforceable master netting agreements	6,700	11,200
Total net derivatives presented in the consolidated balance sheets	17,800	25,600
Offsetting of securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements, gross	74,100	55,800
Securities purchased under resale agreements, offsetting	(16,600)	(7,500)
Securities purchased under resale agreements, net	57,500	48,300
Securities borrowing transactions, gross	22,200	25,100
Securities borrowing transactions, offsetting	0	(400)
Securities borrowing transactions, net	22,200	24,700
Total subject to enforceable master netting agreements, gross	96,300	80,900
Total subject to enforceable master netting agreements, offsetting	(16,600)	(7,900)
Total subject to enforceable master netting agreements, net	79,700	73,000
Total not subject to enforceable master netting agreements	24,200	19,300
Total, gross	120,500	100,200
Total, net	103,900	92,300
of which reported at fair value	68,623	57,994
Amounts not offset in the consolidated balance sheets
Derivatives, net	11,100	14,400
Derivatives, financial instruments	4,500	5,500
Derivatives, cash collateral received/pledged	0	100
Derivatives, net exposure	6,600	8,800
Securities purchased under resale agreements, net	57,500	48,300
Securities purchased under resale agreements, financial instruments	57,500	48,300
Securities purchased under resale agreements, cash collateral received/pledged	0	0
Securities purchased under resale agreements, net exposure	0	0
Securities borrowing transactions, net	22,200	24,700
Securities borrowing transactions, financial instruments	21,900	24,300
Securities borrowing transactions, cash collateral received/pledged	0	0
Securities borrowing transactions, net exposure	300	400
Total financial assets subject to enforceable master netting agreements, net	90,800	87,400
Total financial assets subject to enforceable master netting agreements, financial instruments	83,900	78,100
Total financial assets subject to enforceable master netting agreements, cash collateral received/pledged	0	100
Total financial assets subject to enforceable master netting agreements, net exposure	6,900	9,200
Trading assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	17,600	25,500
Other assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	200	100
OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	5,900	7,000
Offsetting	(5,600)	(6,200)
Total net derivatives subject to enforceable master netting agreements	300	800
Amounts not offset in the consolidated balance sheets
Derivatives, net	300	800
OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	77,300	107,500
Offsetting	(68,400)	(94,400)
Total net derivatives subject to enforceable master netting agreements	8,900	13,100
Amounts not offset in the consolidated balance sheets
Derivatives, net	8,900	13,100
Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	22,900	20,500
Offsetting	(21,000)	(20,000)
Total net derivatives subject to enforceable master netting agreements	1,900	500
Amounts not offset in the consolidated balance sheets
Derivatives, net	1,900	500
Interest rate derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	48,900	74,800
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	4,400	6,100
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	44,400	68,200
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	100	500
Foreign exchange derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	20,200	23,300
Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	200	200
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	20,000	23,100
Equity/index-related derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	30,900	30,600
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	8,200	10,700
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	22,700	19,900
Credit derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	4,600	4,600
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,300	700
Credit derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	3,300	3,900
Other products
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,500	1,700
Other products | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,400	1,600
Other products | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	100	100
Bank
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	106,200	135,000
Offsetting	(95,100)	(120,600)
of which counterparty netting	(83,000)	(103,200)
of which cash collateral netting	(12,100)	(17,400)
Total net derivatives subject to enforceable master netting agreements	11,100	14,400
Total derivatives not subject to enforceable master netting agreements	6,700	11,200
Total net derivatives presented in the consolidated balance sheets	17,800	25,600
Offsetting of securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements, gross	74,100	55,800
Securities purchased under resale agreements, offsetting	(16,600)	(7,500)
Securities purchased under resale agreements, net	57,500	48,300
Securities borrowing transactions, gross	22,200	25,100
Securities borrowing transactions, offsetting	0	(400)
Securities borrowing transactions, net	22,200	24,700
Total subject to enforceable master netting agreements, gross	96,300	80,900
Total subject to enforceable master netting agreements, offsetting	(16,600)	(7,900)
Total subject to enforceable master netting agreements, net	79,700	73,000
Total not subject to enforceable master netting agreements	24,200	19,300
Total, gross	120,500	100,200
Total, net	103,900	92,300
of which reported at fair value	68,623	57,994
Amounts not offset in the consolidated balance sheets
Derivatives, net	11,100	14,400
Derivatives, financial instruments	4,500	5,500
Derivatives, cash collateral received/pledged	0	100
Derivatives, net exposure	6,600	8,800
Securities purchased under resale agreements, net	57,500	48,300
Securities purchased under resale agreements, financial instruments	57,500	48,300
Securities purchased under resale agreements, cash collateral received/pledged	0	0
Securities purchased under resale agreements, net exposure	0	0
Securities borrowing transactions, net	22,200	24,700
Securities borrowing transactions, financial instruments	21,900	24,300
Securities borrowing transactions, cash collateral received/pledged	0	0
Securities borrowing transactions, net exposure	300	400
Total financial assets subject to enforceable master netting agreements, net	90,800	87,400
Total financial assets subject to enforceable master netting agreements, financial instruments	83,900	78,100
Total financial assets subject to enforceable master netting agreements, cash collateral received/pledged	0	100
Total financial assets subject to enforceable master netting agreements, net exposure	6,900	9,200
Bank | Trading assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	17,600	25,500
Bank | Other assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	200	100
Bank | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	5,900	7,000
Offsetting	(5,600)	(6,200)
Total net derivatives subject to enforceable master netting agreements	300	800
Amounts not offset in the consolidated balance sheets
Derivatives, net	300	800
Bank | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	77,400	107,500
Offsetting	(68,500)	(94,400)
Total net derivatives subject to enforceable master netting agreements	8,900	13,100
Amounts not offset in the consolidated balance sheets
Derivatives, net	8,900	13,100
Bank | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	22,900	20,500
Offsetting	(21,000)	(20,000)
Total net derivatives subject to enforceable master netting agreements	1,900	500
Amounts not offset in the consolidated balance sheets
Derivatives, net	1,900	500
Bank | Interest rate derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	49,000	74,800
Bank | Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	4,400	6,100
Bank | Interest rate derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	44,500	68,200
Bank | Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	100	500
Bank | Foreign exchange derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	20,200	23,300
Bank | Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	200	200
Bank | Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	20,000	23,100
Bank | Equity/index-related derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	30,900	30,600
Bank | Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	8,200	10,700
Bank | Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	22,700	19,900
Bank | Credit derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	4,600	4,600
Bank | Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,300	700
Bank | Credit derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	3,300	3,900
Bank | Other products
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,500	1,700
Bank | Other products | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,400	1,600
Bank | Other products | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	SFr 100	SFr 100